SHAREHOLDERS' EQUITY - Rights (Details) - Mars Acquisition Corporation - shares	Jan. 02, 2025	Sep. 30, 2024
SHAREHOLDERS' EQUITY
Number of shares		0.20
Subsequent Event
SHAREHOLDERS' EQUITY
Number of shares	0.20